Convertible Debt - Related Party (Detail Textuals) - USD ($)			6 Months Ended		12 Months Ended
	Nov. 01, 2018	Oct. 05, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Warrants					$ 1,297,991	$ 982,911
Derivative liability			$ 11,178,925	$ 10,091,839	15,958,366	823,037	$ 1,231,129
Convertible multi-draw credit agreement issuance costs					53,707
Fair value of derivative liabilities in excess of proceeds			322,644	7,174,634	7,174,634
Multi-Draw Credit Agreement
Debt Instrument [Line Items]
Warrants	$ 2,000,000		$ 2,000,000
Number of warrant issued	2,500,000		5,000,000
Allocation of debt on the basis of relative fair value	$ 1,684,920		$ 716,110
Allocation of warrant on the basis of relative fair value	315,080		3,283,890
Beneficial conversion feature	90,080		1,584,850
Derivative liability	$ 204,102		516,058
Convertible multi-draw credit agreement issuance costs			$ 63,007		$ 53,707
Unamortized debt discount period			3 years 3 months 7 days		3 years 9 months 4 days
Carrying value of the equity component			$ 4,350,000		$ 2,000,000
Aggregate Principal Amount			4,000,000
Emerald Financing Warrant Liability
Debt Instrument [Line Items]
Derivative liability			10,363,484	$ 9,610,563	$ 15,251,413	$ 0
Emerald Financing Warrant Liability | Multi-Draw Credit Agreement
Debt Instrument [Line Items]
Maximum amount that can be borrowed over the life of the credit facility		$ 20,000,000
The annual stated interest rate on the debt instrument		7.00%
Maturity date		Oct. 05, 2022
Conversion price		$ 0.40
Unused portion of the credit facility		$ 18,000,000	$ 14,000,000
Warrant coverage on the debt facility		50.00%
Warrant exercise price		$ 0.50